Net interest income (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Interest income
Total interest income	kr 3,117.0	kr 3,009.0	kr 3,528.0	kr 6,126.0	kr 7,252.0	kr 14,117.0
Interest expenses
Interest expenses	(2,352.0)	(2,285.0)	(2,810.0)	(4,637.0)	(5,773.0)	(11,154.0)
Resolution fee	(28.0)	(24.0)	(22.0)	(52.0)	(37.0)	(83.0)
Risk tax	(16.0)	(16.0)	(34.0)	(32.0)	(70.0)	(142.0)
Other regulatory fees	(18.0)			(18.0)		(19.0)
Total interest expenses	(2,414.0)	(2,325.0)	(2,866.0)	(4,739.0)	(5,880.0)	(11,398.0)
Net interest income	703.0	684.0	662.0	1,387.0	1,372.0	2,719.0
Interest income using effective interest method				5,081.0	5,589.0
Resolution fees refund					9.5	9.5
Loans to credit institutions
Interest income
Total interest income	267.0	279.0	263.0	546.0	470.0	1,005.0
Loans to the public
Interest income
Total interest income	1,918.0	1,801.0	1,982.0	3,719.0	4,065.0	8,003.0
Loans in the form of interest-bearing securities
Interest income
Total interest income	437.0	446.0	452.0	884.0	939.0	1,948.0
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest income
Total interest income	392.0	436.0	481.0	827.0	940.0	1,926.0
Derivatives
Interest income
Total interest income	51.0	(8.0)	290.0	44.0	700.0	982.0
Administrative remuneration CIRR-system
Interest income
Total interest income	52.0	52.0	59.0	104.0	130.0	243.0
Other assets
Interest income
Total interest income	kr 0.0	kr 2.0	kr 1.0	kr 2.0	kr 8.0	kr 10.0